Portfolio of investments—September 30, 2022 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 0.71%
California: 0.71%
Nuveen California AMT-Free Quality Municipal Income Fund Muni Fund Preferred Shares Series A (50 shares) 1.41% 144Aø	$ 5,000,000	$ 5,000,000
Total Closed end municipal bond fund obligations (Cost $5,000,000)		5,000,000

	Interest rate	Maturity date
Municipal obligations: 96.51%
Alabama: 0.82%
Utilities revenue: 0.54%
Southeast Alabama Energy Authority Commodity Supply Project #2 Series B	4.00%	12-1-2051	1,000,000	927,561
Southeast Alabama Gas Supply District Project #2 Series B (1 Month LIBOR +0.85%) ±	2.57	6-1-2049	2,925,000	2,879,167
				3,806,728
Water & sewer revenue: 0.28%
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2026	1,350,000	1,141,778
Jefferson County AL Sewer Revenue Senior Lien (AGM Insured)	5.50	10-1-2053	760,000	785,183
				1,926,961
				5,733,689
Alaska: 0.26%
Health revenue: 0.26%
Alaska Industrial Development & Export Authority Series A	5.00	10-1-2032	1,740,000	1,798,574
Arizona: 2.78%
Education revenue: 1.84%
Arizona IDA Education Revenue Candeo Schools Incorporated Project Series 2020A (State School District Credit Program Insured)	4.00	7-1-2047	650,000	558,500
Arizona IDA Education Revenue Series 2021A	4.00	7-1-2041	1,000,000	832,581
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses 144A	5.00	7-1-2023	145,000	146,689
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	4.90	6-15-2028	800,000	763,929
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.75	6-15-2038	1,000,000	932,363
Maricopa County AZ IDA Horizon Community Learning Center Project	5.00	7-1-2035	3,000,000	2,850,919
Pima County AZ IDA Educational Facility Desert Heights Charter School	7.00	5-1-2034	1,000,000	1,022,883
Pima County AZ IDA Facility Revenue Refunding Bond Series 2022 144A	4.00	6-15-2031	1,045,000	939,064
Pima County AZ IDA Noah Webster Schools Project Series A	6.75	12-15-2033	1,120,000	1,149,218
Pima County AZ IDA Paideia Academies Project 144A	5.00	7-1-2025	305,000	301,446
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series M  |  1

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Pima County AZ IDA Paideia Academies Project 144A	6.00%	7-1-2035	$ 1,475,000	$ 1,478,154
Pima County AZ IDA Paideia Academies Project 144A	6.13	7-1-2045	2,000,000	1,957,762
				12,933,508
Health revenue: 0.12%
Tempe AZ IDA Series 2021A	4.00	12-1-2030	495,000	443,367
Tempe AZ IDA Series 2021A	4.00	12-1-2031	470,000	412,040
				855,407
Industrial development revenue: 0.05%
Maricopa County AZ PCR Refunding Bonds Series A	2.40	6-1-2035	500,000	371,913
Tax revenue: 0.18%
City of San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00	7-1-2038	1,200,000	1,223,411
Utilities revenue: 0.59%
Salt River Agricultural Improvement & Power Project Series A	5.00	12-1-2045	2,000,000	2,077,097
Salt Verde Financial Corporation Gas Revenue Bond Series 2007-1	5.00	12-1-2032	2,055,000	2,070,245
				4,147,342
				19,531,581
California: 3.59%
Airport revenue: 1.97%
Los Angeles CA International Airports Revenue Bonds 2022 Series G	5.25	5-15-2047	1,000,000	1,025,633
San Francisco CA City & County Airport Commission San Francisco International Airport Series B	5.00	5-1-2046	10,000,000	9,993,810
San Jose CA Airport Revenue Refunding Bond AMT Series A	5.00	3-1-2033	1,695,000	1,752,289
San Jose CA Airport Revenue Refunding Bond AMT Series A	5.00	3-1-2035	1,000,000	1,012,261
				13,783,993
Education revenue: 0.15%
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	1,000,000	1,031,515
GO revenue: 0.46%
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2029	500,000	383,001
Hawthorne CA School District CAB Series C (NPFGC Insured) ¤	0.00	11-1-2025	100,000	88,361
Los Angeles CA Unified School District Series R	4.00	7-1-2044	3,000,000	2,756,697
				3,228,059
Health revenue: 0.32%
California HFFA Revenue Bond Sutter Health Series A	5.00	11-15-2048	1,200,000	1,194,817
See accompanying notes to portfolio of investments

2  |  Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
California HFFA Stanford Health Care Series A	4.00%	8-15-2050	$ 1,000,000	$ 864,321
University of California Regents Medical Center Unrefunded Bond Series J	5.25	5-15-2038	220,000	221,291
				2,280,429
Housing revenue: 0.13%
California Community Housing Agency Essential Housing Revenue Serenity at Larkspur Series C 144A	5.00	2-1-2050	500,000	428,429
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	478,308	454,971
				883,400
Miscellaneous revenue: 0.22%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	1,000,000	1,028,614
San Diego CA PFA Capital Improvement Project Series B	5.00	10-15-2029	500,000	528,042
				1,556,656
Transportation revenue: 0.27%
Riverside County CA Transportation Commission Toll Revenue 2021 Series B-1	4.00	6-1-2046	2,250,000	1,891,774
Water & sewer revenue: 0.07%
Los Angeles CA Department of Water & Power Series A	5.00	7-1-2039	500,000	513,410
				25,169,236
Colorado: 2.93%
Airport revenue: 0.19%
Denver CO City & County Airport Revenue Bonds Series 2022B	5.25	11-15-2053	1,250,000	1,310,545
Education revenue: 0.41%
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A	6.00	12-15-2037	1,375,000	1,444,835
Colorado ECFA Charter School Community Leadership Academy Second Campus Project	7.00	8-1-2033	385,000	392,519
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.13	9-1-2048	1,000,000	1,041,722
				2,879,076
GO revenue: 0.67%
Broadway Station Metropolitan District #3	5.00	12-1-2039	749,000	660,590
Colorado Aviation Station North Metropolitan District #2 Limited Series A	5.00	12-1-2039	750,000	676,661
Colorado Aviation Station North Metropolitan District #2 Refunding & Improvement Bonds Limited Tax Series A	5.00	12-1-2048	850,000	718,239
Douglas County CO Rampart Range Metropolitan District #5 Series 2021	4.00	12-1-2036	1,000,000	803,524
Southlands CO Metropolitan District #1 Series A-2	5.00	12-1-2047	650,000	579,210
Thompson Crossing Metropolitan District #4	5.00	12-1-2039	1,400,000	1,289,269
				4,727,493
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series M  |  3

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.67%
Colorado Health Facilities Authority CommonSpirit Health Series A2	5.00%	8-1-2044	$ 3,000,000	$ 2,906,963
Colorado Health Facilities Authority Revenue Bonds Hospital Advent Health Obligated Group Series A	4.00	11-15-2043	2,000,000	1,779,744
				4,686,707
Industrial development revenue: 0.36%
Denver CO Convention Center Hotel Authority Senior Revenue Refunding Bonds Series 2016	5.00	12-1-2033	2,500,000	2,508,267
Miscellaneous revenue: 0.63%
Colorado Certificate of Participation Rural Colorado Series A	4.00	12-15-2038	2,000,000	1,846,868
Regents of the University of Colorado Certificate of Participation Series A	5.00	11-1-2028	1,000,000	1,018,569
Westminster CO Public Schools Certificate of Participation Series 2019 (AGM Insured)	5.00	12-1-2048	1,500,000	1,551,314
				4,416,751
				20,528,839
Connecticut: 1.64%
Education revenue: 0.59%
Connecticut State HEFAR Trinity College Series R	5.00	6-1-2035	850,000	882,533
Connecticut State HEFAR Trinity College Series R	5.00	6-1-2036	880,000	912,241
University of Connecticut Series A	5.00	2-15-2041	2,200,000	2,311,134
				4,105,908
GO revenue: 0.69%
Bridgeport CT Series A	5.00	6-1-2035	1,000,000	1,061,636
Hamden CT (BAM Insured)	5.00	8-15-2024	450,000	462,125
Hamden CT (BAM Insured)	5.00	8-15-2025	275,000	282,062
Hamden CT Series A (BAM Insured)	4.00	8-1-2039	500,000	460,586
Hamden CT Series A (BAM Insured)	5.00	8-1-2035	500,000	514,989
Hartford CT Series 2013B	5.00	4-1-2028	2,055,000	2,072,189
				4,853,587
Health revenue: 0.36%
Connecticut HEFA Revenue Nuvance Health Series A	4.00	7-1-2041	860,000	695,953
Connecticut HEFA Revenue Stamford Hospital Series M	4.00	7-1-2040	2,150,000	1,838,273
				2,534,226
				11,493,721
Delaware: 0.28%
Education revenue: 0.22%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	1,500,000	1,546,597
Transportation revenue: 0.06%
Delaware River & Bay Authority Revenue Bonds Refunding Series 2022%%	5.00	1-1-2037	400,000	425,205
				1,971,802
See accompanying notes to portfolio of investments

4  |  Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
District of Columbia: 0.21%
Airport revenue: 0.21%
Metropolitan Washington Airports Authority Series 2021A	5.00%	10-1-2046	$ 1,500,000	$ 1,499,109
Florida: 5.92%
Airport revenue: 3.40%
Broward County FL Airport System Revenue Bond AMT Series 2015A	5.00	10-1-2036	4,500,000	4,526,343
Broward County FL Port Facilities Revenue Bond Series 2019B	4.00	9-1-2037	7,490,000	6,931,962
Jacksonville FL Port Authority Series B	5.00	11-1-2040	2,625,000	2,725,494
Jacksonville FL Port Authority Series B	5.00	11-1-2044	5,500,000	5,677,139
Miami-Dade County FL Aviation Refunding Bond AMT Series A	5.00	10-1-2049	3,000,000	2,965,712
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2033	1,000,000	1,022,745
				23,849,395
Education revenue: 0.60%
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	1,000,000	1,035,658
Florida Development Finance Corporation Educational Facilities Revenue Bonds Series 2022 144A	5.00	10-1-2042	500,000	452,473
Florida Higher Educational Facilities Financing Authority Jacksonville University 144A	4.50	6-1-2033	1,300,000	1,207,312
Miami-Dade County FL IDA Youth Co-Op Charter School Project Series 2015A 144A	5.75	9-15-2035	1,500,000	1,499,943
				4,195,386
Health revenue: 0.92%
Atlantic Beach FL HCFR Fleet Landing Project Series B	5.63	11-15-2043	1,500,000	1,509,137
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	250,000	225,448
Jacksonville FL HCFR Brooks Rehabilitation	4.00	11-1-2045	1,500,000	1,268,071
Sarasota County FL Public Hospital District Revenue Bonds Series 2022	5.00	7-1-2052	1,250,000	1,232,049
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2030	225,000	235,645
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2031	450,000	469,296
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2032	250,000	259,724
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2033	250,000	258,678
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2035	475,000	488,558
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2036	475,000	487,173
				6,433,779
Transportation revenue: 0.54%
Florida State Department of Transportation Sunshine Bridge (AGM Insured)	4.00	7-1-2037	4,000,000	3,792,866
Utilities revenue: 0.07%
Lakeland FL Energy System Revenue Bond Series 2021	5.00	10-1-2048	500,000	537,317
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series M  |  5

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.39%
Orange County FL Water and Wastewater Revenue Utility	5.00%	10-1-2040	$ 1,090,000	$ 1,166,461
Wildwood FL Utility Dependent District Series 2021 (BAM Insured)	5.00	10-1-2038	1,455,000	1,554,162
				2,720,623
				41,529,366
Georgia: 2.81%
Energy revenue: 0.26%
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4 Project M	5.00	1-1-2036	800,000	813,103
Municipal Electric Authority of Georgia Project One Subordinated Bond Series A	5.00	1-1-2044	1,000,000	988,370
				1,801,473
Health revenue: 0.14%
Fulton County GA Development Authority Hospital WellStar Health System Series A	5.00	4-1-2042	1,000,000	993,920
Industrial development revenue: 0.12%
Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (Ambac Insured)	5.00	1-1-2027	50,000	51,137
George L Smith II Georgia World Congress Center Authority Convention Center Hotel Series B 144A	5.00	1-1-2054	1,000,000	769,663
				820,800
Utilities revenue: 2.29%
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Series 2	2.93	11-1-2048	5,000,000	4,888,785
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2022C 144A	4.00	8-1-2052	3,500,000	3,293,218
Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00	5-1-2052	1,500,000	1,421,725
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	1,700,000	1,702,666
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR +0.75%) ±	2.47	4-1-2048	4,800,000	4,758,024
				16,064,418
				19,680,611
Guam: 0.16%
Airport revenue: 0.05%
Guam International Airport Authority General Revenue Bonds 2023 Series A %%	5.25	10-1-2036	370,000	336,395
Tax revenue: 0.11%
Guam Government Business Privilege Tax Revenue Refunding Bonds Series F	4.00	1-1-2042	1,000,000	806,913
				1,143,308
See accompanying notes to portfolio of investments

6  |  Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Hawaii: 0.28%
Airport revenue: 0.28%
Hawaii Airports System Revenue Series A	5.00%	7-1-2048	$ 2,000,000	$ 1,991,375
Idaho: 0.18%
Education revenue: 0.18%
Idaho Housing & Finance Association Idaho Arts Charter School Series A 144A	5.00	12-1-2036	900,000	901,164
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	5.85	5-1-2033	390,000	391,246
				1,292,410
Illinois: 15.48%
Airport revenue: 1.51%
Chicago IL Midway Airport Second Lien Refunding Bonds Series A	5.50	1-1-2031	4,500,000	4,510,558
Chicago IL O'Hare International Airport AMT Senior Lien Series C	5.50	1-1-2044	1,100,000	1,105,988
Chicago IL O'Hare International Airport AMT Series A	5.00	1-1-2048	2,000,000	1,980,169
Chicago IL O'Hare International Airport Customer Facility Charge Senior Lien Series D	5.75	1-1-2043	1,500,000	1,503,979
Chicago IL O'Hare International Airport Senior Lien Series D	5.25	1-1-2032	1,000,000	1,005,093
Chicago IL O'Hare International Airport Transportation Infrastructure Properties Obligated Group	5.00	7-1-2038	500,000	485,816
				10,591,603
Education revenue: 0.40%
Illinois Finance Authority Wesley University	5.00	9-1-2036	2,345,000	2,356,825
Southern Illinois University Housing and Auxiliary Facilities System Refunding Revenue Series A (BAM Insured)	4.00	4-1-2031	450,000	429,225
				2,786,050
GO revenue: 5.95%
Chicago IL Board of Education Series 2021A	5.00	12-1-2035	4,250,000	4,192,508
Chicago IL CAB City Colleges (NPFGC Insured) ¤	0.00	1-1-2027	6,000,000	4,966,992
Chicago IL City Colleges Capital Improvement Project CAB (NPFGC Insured) ¤	0.00	1-1-2031	800,000	540,908
Chicago IL Emergency Telephone System Project (NPFGC Insured)	5.50	1-1-2023	195,000	195,985
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2030	1,000,000	1,022,456
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2031	1,000,000	1,020,741
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2032	1,225,000	1,247,913
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2035	1,000,000	1,013,559
Chicago IL Park District Unlimited Tax Refunding Bonds Series 2016A	5.00	11-15-2028	1,655,000	1,702,794
Chicago IL Park District Unlimited Tax Refunding Bonds Series 2016E	5.00	11-15-2029	1,735,000	1,784,056
Chicago IL Series 2021A	5.00	1-1-2034	2,500,000	2,472,016
Chicago IL Series A	5.00	1-1-2027	2,000,000	2,037,462
Chicago IL Series A	6.00	1-1-2038	3,500,000	3,618,413
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series M  |  7

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (AGM Insured) ¤	0.00%	12-1-2025	$ 675,000	$ 591,292
Cook County IL School District #159 CAB Prerefunded Bond (AGM Insured) ¤	0.00	12-1-2023	455,000	437,629
Cook County IL School District #159 CAB Unrefunded Bond (AGM Insured) ¤	0.00	12-1-2023	160,000	152,897
Illinois Series 2014 (AGM Insured)	5.00	4-1-2026	1,130,000	1,147,972
Illinois Series 2016	5.00	11-1-2025	2,000,000	2,033,813
Illinois Series B	5.00	10-1-2031	2,000,000	2,035,546
Kane, Cook & DuPage Counties IL Series A	5.00	1-1-2034	1,000,000	1,018,121
Kane, Cook & DuPage Counties IL Series D	5.00	1-1-2034	1,700,000	1,730,805
Village Bolingbrook IL (AGM Insured)	5.00	1-1-2031	500,000	516,004
Will County IL Community High School CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2033	1,625,000	1,016,761
Will County IL Community High School Refunding Bond Series B (BAM Insured)	5.00	1-1-2030	1,000,000	1,003,659
Will County IL Crete-Monee Community High School District #201 Series B (AGM Insured)	4.00	1-1-2032	715,000	726,687
Will County IL Crete-Monee Community High School District #201 Series B (AGM Insured)	4.00	1-1-2033	745,000	751,411
Will County IL Crete-Monee Community High School District #201 Series B (AGM Insured)	4.00	1-1-2035	475,000	472,247
Will County IL Lincoln-Way Community High School District #210 CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2027	1,030,000	866,947
Will County IL Lincoln-Way Community High School District #210 CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2028	475,000	382,649
Winnebago County IL Series A (AGM Insured)	4.00	12-30-2025	1,035,000	1,053,657
				41,753,900
Health revenue: 0.36%
Illinois Finance Authority Health Services Facility Lease Revenue Provident Group UIC Surgery Center	4.00	10-1-2050	1,000,000	779,905
Illinois Finance Authority Revenue Bonds Series 2015A	5.00	11-15-2045	1,750,000	1,723,581
				2,503,486
Miscellaneous revenue: 1.08%
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	1,809,000	1,813,682
Illinois Finance Authority Rogers Park Montessori School	5.00	2-1-2024	185,000	185,108
Illinois Refunding Bonds Series 2016	5.00	2-1-2026	1,000,000	1,017,073
Illinois Series 2013	5.50	7-1-2025	1,250,000	1,263,058
Illinois Series 2013	5.50	7-1-2033	1,000,000	1,004,770
Illinois Series 2014 (AGM Insured)	5.00	5-1-2025	870,000	880,640
Illinois Series B	5.25	7-1-2028	400,000	402,752
Illinois Sports Facilities Authority (AGM Insured)	5.00	6-15-2029	1,000,000	1,003,078
				7,570,161
Tax revenue: 3.05%
Cook County IL Sales Tax Bond Series 2021A (AGM Insured)	5.00	11-15-2037	1,625,000	1,686,320
Illinois Series A	4.00	1-1-2029	1,000,000	968,764
Illinois Sports Facilities Authority State Tax Supported (AGM Insured)	5.25	6-15-2031	2,500,000	2,556,143
See accompanying notes to portfolio of investments

8  |  Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00%	6-15-2028	$ 1,500,000	$ 1,534,781
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2030	11,000,000	7,472,945
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (NPFGC Insured) ¤	0.00	6-15-2029	1,950,000	1,435,842
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B1 (AGM Insured) ¤	0.00	6-15-2027	5,150,000	4,222,807
Metropolitan Pier & Exposition Authority Revenue Refunding Bonds McCormick Place Expansion Project Series A (NPFGC Insured)	4.00	12-15-2042	750,000	611,217
Sales Tax Securitization Corporation Second Lien Sales Tax	4.00	1-1-2038	1,000,000	895,479
				21,384,298
Transportation revenue: 0.96%
Illinois Toll Highway Authority	5.00	1-1-2031	1,500,000	1,633,199
Illinois Toll Highway Authority Senior Series A	5.00	1-1-2043	2,000,000	2,057,679
Illinois Toll Highway Authority Senior Series B	5.00	1-1-2039	1,030,000	1,040,113
Illinois Toll Highway Authority Series B	5.00	1-1-2028	1,830,000	1,969,636
				6,700,627
Water & sewer revenue: 2.17%
Chicago IL Wastewater Second Lien Transmission Revenue Project Bonds Series 2014	5.00	1-1-2025	1,985,000	2,015,431
Chicago IL Wastewater Transmission Second Lien Series 2012	5.00	1-1-2027	1,000,000	1,000,719
Chicago IL Water Revenue Refunding Bond Second Lien	5.00	11-1-2025	2,600,000	2,672,555
Chicago IL Water Revenue Second Lien Project	5.00	11-1-2026	2,750,000	2,814,496
Chicago IL Waterworks Second Lien Series 2004	5.00	11-1-2027	2,250,000	2,317,919
Chicago IL Waterworks Second Lien Series 2012	5.00	11-1-2030	1,000,000	1,002,641
Chicago IL Waterworks Second Lien Series 2014	5.00	11-1-2044	2,500,000	2,364,171
Chicago IL Waterworks Second Lien Series 2017-2 (AGM Insured)	5.00	11-1-2037	1,000,000	1,044,540
				15,232,472
				108,522,597
Indiana: 1.48%
Education revenue: 0.21%
Indiana Finance Authority Educational Facilities Multipurpose DePauw University Project Series 2022A	5.00	7-1-2047	1,500,000	1,481,592
Health revenue: 0.72%
Indiana Finance Authority Health System Franciscan Alliance Incorporated Obligated Group Series C	4.00	11-1-2034	5,360,000	5,056,721
Industrial development revenue: 0.15%
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2035	1,000,000	1,010,917
Miscellaneous revenue: 0.40%
Indianapolis IN Local Public Improvement Series 2015E	5.00	1-1-2035	2,675,000	2,823,039
				10,372,269
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series M  |  9

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Kansas: 0.59%
Tax revenue: 0.59%
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00%	9-1-2034	$15,015,000	$ 4,140,747
Kentucky: 2.00%
Miscellaneous revenue: 0.35%
Kentucky State Property and Buildings Commission Revenue Bonds Series A (AGM Insured)	5.00	11-1-2039	2,325,000	2,432,547
Transportation revenue: 0.14%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2029	1,400,000	1,014,025
Utilities revenue: 1.51%
Kentucky Public Energy Authority Gas Supply Series A-1	4.00	12-1-2049	9,020,000	8,984,030
Paducah KY Electric Plant (AGM Insured)	5.00	10-1-2035	1,510,000	1,596,518
				10,580,548
				14,027,120
Louisiana: 0.76%
Airport revenue: 0.26%
New Orleans LA Aviation Board General Airport Revenue Bonds Series 2015A	5.00	1-1-2040	1,215,000	1,223,428
Port New Orleans LA Board Commuters Port Facility Revenue AMT Series E	5.00	4-1-2038	640,000	639,546
				1,862,974
Industrial development revenue: 0.13%
St. John the Baptist Parish LA Series A	2.20	6-1-2037	1,000,000	926,935
Water & sewer revenue: 0.37%
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2033	600,000	612,684
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2034	500,000	505,227
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2035	500,000	501,645
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2036	565,000	556,207
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2037	415,000	401,839
				2,577,602
				5,367,511
Maine: 0.02%
Airport revenue: 0.02%
Portland ME General Airport	5.00	7-1-2023	175,000	176,833
Maryland: 1.88%
Airport revenue: 0.46%
Maryland State Economic Development Corporation	4.00	7-1-2039	1,100,000	951,895
Maryland State Economic Development Corporation	4.00	7-1-2044	750,000	616,588
Maryland State Economic Development Corporation	5.00	7-1-2024	645,000	648,605
See accompanying notes to portfolio of investments

10  |  Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
Maryland State Economic Development Corporation	5.00%	7-1-2027	$ 800,000	$ 807,284
Maryland State Economic Development Corporation	5.00	7-1-2029	220,000	222,451
				3,246,823
Education revenue: 0.77%
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016-A	5.75	8-1-2033	1,000,000	994,342
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016-A	7.00	8-1-2046	1,500,000	1,555,433
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2018-A2	6.00	8-1-2048	2,825,000	2,804,223
				5,353,998
Health revenue: 0.65%
Maryland HEFAR Adventist Healthcare Series 2021B	4.00	1-1-2051	5,000,000	4,075,721
Maryland HEFAR Frederick Health System	4.00	7-1-2040	550,000	480,054
				4,555,775
				13,156,596
Massachusetts: 1.22%
Airport revenue: 0.29%
Massachusetts State Port Authority Revenue Bonds Series 2022-A	5.00	7-1-2041	2,000,000	2,039,318
Health revenue: 0.28%
Massachusetts State Development Finance Authority Revenue Bonds Series F	5.00	8-15-2045	2,000,000	1,983,283
Miscellaneous revenue: 0.14%
Massachusetts Refunding Bond Series D	4.00	11-1-2040	1,000,000	941,691
Tax revenue: 0.51%
Massachusetts School Building Authority Series A	5.00	11-15-2034	1,470,000	1,546,665
Massachusetts School Building Authority Series D	5.00	8-15-2037	2,000,000	2,059,506
				3,606,171
				8,570,463
Michigan: 3.42%
Education revenue: 0.06%
Western Michigan University	5.25	11-15-2031	400,000	409,215
Health revenue: 0.14%
Michigan Finance Authority Hospital Revenue & Refunding Bonds Series 2015	5.00	11-15-2045	1,000,000	994,297
Miscellaneous revenue: 0.25%
Michigan Finance Authority Charter Company Wayne Criminal Justice Center Project	4.00	11-1-2048	2,000,000	1,732,222
Tax revenue: 0.57%
Michigan Finance Authority Local Government Loan Program Public Lighting Authority Refunding Bonds Series B	5.00	7-1-2039	4,000,000	4,017,896
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series M  |  11

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 2.40%
Great Lakes Michigan Water Authority Sewage Disposal System Series 2016-C	5.00%	7-1-2036	$ 3,560,000	$ 3,678,404
Great Lakes Michigan Water Authority Water Supply System Series 2016-D	4.00	7-1-2032	4,000,000	3,997,260
Great Lakes Michigan Water Authority Water Supply System Series 2016-D (AGM Insured)	4.00	7-1-2033	4,000,000	4,015,061
Michigan Finance Authority Local Government Loan Program Series D	5.00	7-1-2030	4,000,000	4,084,814
Michigan Finance Authority Local Government Loan Program Series D4	5.00	7-1-2029	1,000,000	1,022,052
				16,797,591
				23,951,221
Minnesota: 0.78%
Airport revenue: 0.10%
Minneapolis & St Paul MN Metropolitan Airports Commission Revenue Bonds Series 2022B	5.25	1-1-2047	650,000	658,151
Education revenue: 0.04%
Independence MN Charter School Lease Series A	4.25	7-1-2026	300,000	286,963
GO revenue: 0.64%
Hennepin County MN Series 2018B (TD Bank NA SPA) ø	2.50	12-1-2038	4,500,000	4,500,000
				5,445,114
Mississippi: 0.57%
Miscellaneous revenue: 0.57%
Mississippi City of Jackson Convention Center Series A (Municipal Government Guaranty Insured)	5.00	3-1-2026	3,050,000	3,156,905
Mississippi Development Bank Special Obligation Bonds Series 2012A Jackson Water & Sewer System Project (AGM Insured)	5.00	9-1-2030	835,000	835,837
				3,992,742
Missouri: 0.71%
Miscellaneous revenue: 0.71%
Kansas City MO IDA Series B (AGM Insured)	5.00	3-1-2049	5,000,000	4,950,413
Nebraska: 0.29%
Utilities revenue: 0.29%
Central Plains Energy Nebraska Gas Project #1 (Royal Bank of Canada LIQ)	4.00	12-1-2049	2,080,000	2,070,120
Nevada: 0.88%
GO revenue: 0.82%
Clark County NV School District Limited Tax Building Series A (AGM Insured)	4.00	6-15-2040	750,000	683,563
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2035	2,000,000	1,979,878
Clark County NV Series A	5.00	5-1-2048	3,000,000	3,095,261
				5,758,702
See accompanying notes to portfolio of investments

12  |  Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.06%
Clark County NV Southern California Edison Company Project (AGM Insured)	2.10%	6-1-2031	$ 500,000	$ 401,390
				6,160,092
New Hampshire: 0.85%
Housing revenue: 0.26%
New Hampshire National Finance Authority Municipal Certificates Series A	4.13	1-20-2034	1,923,803	1,782,631
Water & sewer revenue: 0.59%
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2026	1,000,000	1,032,882
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2027	845,000	883,799
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2028	480,000	502,040
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2028	1,690,000	1,745,571
				4,164,292
				5,946,923
New Jersey: 4.81%
Education revenue: 1.21%
Atlantic County NJ Improvement Authority Stockton University Series A (AGM Insured)	4.00	7-1-2041	530,000	462,133
New Jersey EDA	5.00	3-1-2027	160,000	160,594
New Jersey EDA Hatikvah International Academy Charter School Project Series A 144A	5.00	7-1-2027	500,000	487,614
New Jersey EDA Hatikvah International Academy Charter School Project Series A 144A	5.25	7-1-2037	1,500,000	1,332,860
New Jersey EDA School Facilities Construction Project Series NN	5.00	3-1-2028	5,000,000	5,037,634
New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund	5.00	6-15-2025	1,000,000	1,016,220
				8,497,055
GO revenue: 0.35%
Newark NJ Qualified General Improvement Series A	5.00	7-15-2025	2,355,000	2,421,258
Housing revenue: 1.15%
New Jersey Housing and Mortgage Finance Agency Series B	3.30	10-1-2025	3,375,000	3,296,585
New Jersey Housing and Mortgage Finance Agency Series B	3.40	4-1-2026	3,405,000	3,318,982
New Jersey Housing and Mortgage Finance Agency Series B	3.45	10-1-2026	1,495,000	1,451,323
				8,066,890
Tax revenue: 0.96%
New Jersey EDA Motor Vehicle Surcharge Unrefunded Bonds Series A (NPFGC Insured)	5.25	7-1-2026	205,000	215,216
New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	1,500,000	1,626,405
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series M  |  13

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
New Jersey TTFA Series AA	4.00%	6-15-2039	$ 2,250,000	$ 1,966,568
New Jersey TTFA Series AA	4.00	6-15-2045	2,000,000	1,690,047
New Jersey TTFA Series AA	5.00	6-15-2040	1,250,000	1,238,742
				6,736,978
Transportation revenue: 0.98%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	2,500,000	1,613,208
New Jersey TTFA Series A	4.00	6-15-2042	750,000	642,614
New Jersey TTFA Series A	5.00	6-15-2029	2,000,000	2,070,573
New Jersey TTFA Series AA	5.00	6-15-2045	1,500,000	1,483,501
South Jersey Transportation Authority NJ Transportation System Revenue Bonds 2022 Series A	5.25	11-1-2052	1,000,000	1,024,032
				6,833,928
Water & sewer revenue: 0.16%
New Jersey EDA	2.20	10-1-2039	1,350,000	1,149,048
				33,705,157
New Mexico: 0.77%
Utilities revenue: 0.77%
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue Refunding & Acquisition Bond Subordinated Series A (Royal Bank of Canada LIQ)	5.00	11-1-2039	5,240,000	5,386,881
New York: 6.48%
Airport revenue: 0.56%
New York Transportation Development Corporation Special Facility Revenue Terminal 4 JFK International Airport	5.00	12-1-2033	1,000,000	1,015,375
New York Transportation Development Corporation Special Facility Revenue Terminal 4 JFK International Airport	5.00	12-1-2034	2,000,000	2,021,129
Port Authority of New York and New Jersey Consolidated Series 221	4.00	7-15-2040	1,000,000	885,482
				3,921,986
Education revenue: 1.64%
City of Troy NY Capital Resource Corporation Revenue Refunding Bonds	4.00	9-1-2030	500,000	494,198
City of Troy NY Capital Resource Corporation Revenue Refunding Bonds	4.00	9-1-2032	350,000	333,898
Hempstead NY Local Development Corporation Education Revenue Refunding Bond Academy Charter School Project	5.66	2-1-2044	4,585,000	4,350,895
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	4.45	2-1-2041	1,155,000	890,062
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	4.60	2-1-2051	1,915,000	1,384,750
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	3,500,000	3,560,487
Monroe County NY IDA Refunding Bond Monroe Community College Association (AGM Insured)	5.00	1-15-2038	500,000	508,050
				11,522,340
See accompanying notes to portfolio of investments

14  |  Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.65%
Broome County NY Local Development Corporation Revenue United Health Services Hospitals Incorporated Project (AGM Insured)	4.00%	4-1-2038	$ 1,250,000	$ 1,128,012
New York Dormitory Authority Catholic Health Systems Obligated Group Revenue Bond Series 2019B (Manufacturers & Traders LOC) ø	2.53	7-1-2048	3,000,000	3,000,000
Westchester County NY Local Development Corporation Purchase Senior Learning Community Incorporated 144A	2.88	7-1-2026	500,000	458,609
				4,586,621
Industrial development revenue: 0.76%
New York Liberty Development Corporation Refunding Bonds 4 World Trade Center Project	2.80	9-15-2069	1,000,000	820,531
New York Transportation Development Corporation Special Delta Air Lines Incorporated LaGuardia	5.00	1-1-2031	1,135,000	1,119,190
New York Transportation Development Corporation Special Facility AMT Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	10-1-2035	3,500,000	3,360,677
				5,300,398
Miscellaneous revenue: 0.05%
New York Western Regional Off Track Betting Corporation 144A	4.13	12-1-2041	500,000	368,260
Tax revenue: 1.12%
New York Dormitory Authority Personal Income Tax Revenue Bonds Series 2019A	5.00	3-15-2043	2,350,000	2,420,070
New York Dormitory Authority Series A	4.00	3-15-2042	1,500,000	1,372,575
New York Urban Development Corporation Series 2020C	4.00	3-15-2042	3,000,000	2,720,140
New York Urban Development Corporation Series 2020E	4.00	3-15-2043	1,500,000	1,353,413
				7,866,198
Transportation revenue: 1.31%
New York Metropolitan Transportation Authority Refunding Bond Subordinated Series C1	5.25	11-15-2031	3,000,000	3,067,169
New York Metropolitan Transportation Authority Series C	5.00	11-15-2034	3,000,000	2,994,440
New York Metropolitan Transportation Authority Series C	5.25	11-15-2030	2,000,000	2,049,582
Triborough Bridge and Tunnel Authority NY General Revenue Bonds Series 2022A	5.00	11-15-2047	1,000,000	1,033,876
				9,145,067
Water & sewer revenue: 0.39%
New York NY Municipal Water Finance Authority 2nd General Resolution Series FF	4.00	6-15-2041	2,545,000	2,365,418
Western Nassau County NY Water Authority Series B	5.00	4-1-2025	355,000	370,925
				2,736,343
				45,447,213
Ohio: 2.83%
Airport revenue: 0.30%
Port of Greater Cincinnati Development Authority	4.38	6-15-2056	2,340,000	2,129,566
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series M  |  15

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 1.19%
Cleveland Cuyahoga County OH Port Authority Economic Development Center for Dialysis Care Project Series A	5.00%	12-1-2037	$ 2,700,000	$ 2,638,035
Lucas County OH Hospital Revenue Promedica Healthcare Obligation	5.25	11-15-2048	3,000,000	2,226,509
Middleburg Heights OH Hospital Revenue Refunding Bonds Facilities Southwest General Health Center	4.00	8-1-2041	2,000,000	1,771,858
Montgomery County OH Hospital Revenue Refunding Bonds	4.00	11-15-2039	2,000,000	1,724,977
				8,361,379
Industrial development revenue: 0.27%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series A	2.88	2-1-2026	2,000,000	1,879,999
Miscellaneous revenue: 0.59%
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2035	2,000,000	2,010,558
Ohio Private Activity Bond Series A (AGM Insured)	5.00	12-31-2029	2,070,000	2,120,956
				4,131,514
Utilities revenue: 0.48%
Lancaster OH Port Authority Gas Supply Series A (Royal Bank of Canada LIQ)	5.00	8-1-2049	1,920,000	1,959,198
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series 2019A	3.25	9-1-2029	1,500,000	1,373,326
				3,332,524
				19,834,982
Oklahoma: 1.93%
Airport revenue: 0.84%
Oklahoma City OK Airport Trust AMT Junior Lien Thirty Third Series	5.00	7-1-2037	3,805,000	3,838,654
Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.25	6-1-2048	2,000,000	2,015,467
				5,854,121
Miscellaneous revenue: 1.09%
Custer County OK EDA Series E	4.00	12-1-2031	3,250,000	3,237,867
Garfield County OK Educational Facilities Authority Enid Public Schools Project	5.00	9-1-2027	1,895,000	2,001,507
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2030	2,000,000	1,978,890
Pontotoc County OK Education Facilities Authority Ada Public Schools Project	4.00	9-1-2040	500,000	446,915
				7,665,179
				13,519,300
Oregon: 0.39%
Health revenue: 0.39%
Medford OR Hospital Facilities Authority Revenue Refunding Asante Projects Series A	5.00	8-15-2045	2,750,000	2,705,061
See accompanying notes to portfolio of investments

16  |  Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pennsylvania: 7.15%
Airport revenue: 1.10%
Allegheny County PA Airport Authority Series 2021A (AGM Insured)	4.00%	1-1-2046	$ 3,715,000	$ 3,182,824
Philadelphia PA Airport Revenue Bond Series 2020C	4.00	7-1-2036	1,630,000	1,479,626
Philadelphia PA Airport Revenue Bond Series 2020C	4.00	7-1-2040	655,000	577,299
Philadelphia PA Airport Series B	5.00	7-1-2042	2,500,000	2,484,504
				7,724,253
Education revenue: 0.60%
Allegheny County PA IDA Propel Charter School Sunrise Project	5.25	7-15-2023	90,000	90,885
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University	5.00	7-1-2023	760,000	769,694
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	1,000,000	1,046,997
Philadelphia PA IDA Southwest Leadership Academy Series A	6.47	11-1-2037	2,500,000	2,307,727
				4,215,303
GO revenue: 1.53%
Allegheny County PA Series C-72	5.25	12-1-2032	1,000,000	1,023,902
Armstrong PA School District Series A (BAM Insured)	4.00	3-15-2037	1,000,000	951,217
North Pocono PA School District Notes Series A (AGM Insured)	4.00	9-15-2028	2,500,000	2,561,996
Philadelphia PA Refunding Bond Series A	5.25	7-15-2033	1,010,000	1,035,320
Philadelphia PA School District Series F	5.00	9-1-2036	3,000,000	3,074,739
Philadelphia PA School District Series F	5.00	9-1-2037	1,000,000	1,021,305
Philadelphia PA School District Unrefunded Bond Series F	5.00	9-1-2030	1,000,000	1,044,662
				10,713,141
Health revenue: 0.59%
Bucks County PA IDA Hospital Revenue	4.00	8-15-2035	450,000	412,197
Bucks County PA IDA Hospital Revenue	4.00	8-15-2036	900,000	818,575
Bucks County PA IDA Hospital Revenue	4.00	8-15-2037	2,285,000	2,060,385
Pennsylvania EDFA Series A-1	4.00	4-15-2045	1,000,000	860,665
				4,151,822
Industrial development revenue: 0.71%
Pennsylvania EDFA Bridges FinCo LP	5.00	12-31-2034	5,000,000	4,980,106
Miscellaneous revenue: 1.64%
Pennsylvania Commonwealth Financing Authority Series B-1 (AGM Insured)	5.00	6-1-2025	500,000	520,049
Philadelphia PA IDA	5.00	12-1-2037	1,500,000	1,536,159
Philadelphia PA IDA Cultural & Commercial Corridors Program Series A	5.00	12-1-2025	1,995,000	2,084,475
Philadelphia PA Municipal Authority Revenue Refunding Bond City Agreement Juvenile Justice Services Center	5.00	4-1-2033	2,355,000	2,486,871
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series M  |  17

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Philadelphia PA Public School Building Authority Prerefunded Bond Series A	5.00%	6-1-2036	$ 190,000	$ 202,421
State Public School Building Authority Project Series 2016-A	5.00	6-1-2036	4,525,000	4,628,037
				11,458,012
Tax revenue: 0.16%
Pennsylvania Turnpike Commission Series B	5.00	12-1-2043	1,115,000	1,131,909
Transportation revenue: 0.65%
Lancaster PA Parking Authority Series A (BAM Insured)	4.00	9-1-2041	1,500,000	1,396,991
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,000,000	1,006,836
Pennsylvania Turnpike Commission Subordinate Bond Series A	4.00	12-1-2045	1,000,000	885,526
Pennsylvania Turnpike Commission Subordinate Bond Series E	6.38	12-1-2038	1,150,000	1,281,954
				4,571,307
Water & sewer revenue: 0.17%
Philadelphia PA Water & Sewer Series B	5.00	7-1-2032	1,145,000	1,181,017
				50,126,870
South Carolina: 1.52%
Health revenue: 1.42%
South Carolina Jobs EDA Prisma Health Obligated Group Series C ø	2.85	5-1-2048	10,000,000	10,000,000
Resource recovery revenue: 0.10%
South Carolina Jobs EDA	8.00	12-6-2029	115,000	93,284
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.00	2-1-2035	1,500,000	600,000
				693,284
				10,693,284
Tennessee: 0.56%
Utilities revenue: 0.56%
Tennergy Corporation Tennessee Gas Series A	4.00	12-1-2051	4,050,000	3,924,463
Texas: 6.73%
Airport revenue: 0.69%
Austin TX Airport System AMT	5.00	11-15-2044	2,500,000	2,496,678
Port of Houston TX Series 2021	4.00	10-1-2039	2,500,000	2,322,531
				4,819,209
Education revenue: 2.52%
Arlington TX Higher Education Finance Corporation Revenue Bonds Series 2022A 144A	6.00	2-15-2042	250,000	239,366
Arlington TX Higher Education Finance Corporation Universal Academy Project Series A	7.13	3-1-2044	1,250,000	1,274,200
Clifton TX Higher Education Finance Corporation International Leadership Series A	5.75	8-15-2038	1,000,000	1,009,889
See accompanying notes to portfolio of investments

18  |  Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.00%	8-15-2038	$ 2,500,000	$ 2,547,738
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.13	8-15-2048	2,250,000	2,285,422
Clifton TX Higher Educational Finance Corporation International Leadership Series A	5.50	8-15-2035	2,000,000	2,012,467
Clifton TX Higher Educational Finance Corporation Uplift Education Project Series A	3.10	12-1-2022	330,000	329,518
Tender Option Bond Trust Receipts/Certificates Series 2021 MS0002 (Morgan Stanley Bank LOC, Morgan Stanley Bank LIQ) 144Aø	2.76	6-15-2056	8,000,000	8,000,000
				17,698,600
GO revenue: 1.49%
Dallas County TX Certificates of Obligation Series 2022	5.00	8-15-2040	3,610,000	3,896,462
El Paso County TX Hospital District	5.00	8-15-2029	1,555,000	1,569,126
Houston TX Public Improvement Refunding Bonds Series A	5.00	3-1-2029	1,000,000	1,064,971
Palestine TX Certificate of Obligation (AGM Insured)	4.00	2-15-2051	3,625,000	3,046,889
Port Isabel TX Series 2019 144A	5.10	2-15-2049	485,000	463,441
Temple TX College District Series 2021	3.00	7-1-2027	400,000	390,221
				10,431,110
Tax revenue: 0.15%
Old Spanish Trail Alameda Corridors RDA (BAM Insured)	4.00	9-1-2035	1,070,000	1,074,184
Transportation revenue: 0.71%
Central Texas Regional Mobility Authority Revenue Refunding Senior Lien Series B	4.00	1-1-2038	550,000	492,514
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2049	1,000,000	1,000,030
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	4.00	12-31-2037	2,500,000	2,172,324
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	1,300,000	1,331,221
				4,996,089
Utilities revenue: 0.98%
Lower Colorado TX River Authority Series A (AGM Insured)	4.00	5-15-2040	7,500,000	6,875,816
Water & sewer revenue: 0.19%
Upper Trinity TX Regional Water District (BAM Insured)	5.00	8-1-2028	750,000	788,030
Upper Trinity TX Regional Water District (BAM Insured)	5.00	8-1-2029	500,000	524,379
				1,312,409
				47,207,417
Utah: 1.32%
Airport revenue: 0.29%
Salt Lake City UT AMT Series A	5.00	7-1-2043	1,000,000	1,010,248
Salt Lake City UT AMT Series A	5.25	7-1-2048	1,000,000	1,008,812
				2,019,060
See accompanying notes to portfolio of investments

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Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 1.03%
Utah Charter School Finance Authority Christian School Early Light Academy Project 144A	4.50%	7-15-2027	$ 510,000	$ 490,226
Utah Charter School Finance Authority Freedom Academy Foundation Project 144A	5.25	6-15-2037	3,000,000	2,829,529
Utah Charter School Finance Authority Refunding Bond Freedom Academy Foundation Project 144A	5.38	6-15-2048	1,500,000	1,346,066
Utah Charter School Finance Authority Refunding Bond Summit Academy Incorporated Series A (CSCE Insured)	5.00	4-15-2039	1,550,000	1,612,530
Utah Charter School Finance Authority Wallace Stegner Academy Project 144A	3.63	6-15-2029	370,000	332,318
Utah Charter School Finance Authority Wallace Stegner Academy Project 144A	5.00	6-15-2039	675,000	606,997
				7,217,666
				9,236,726
Virginia: 0.11%
Health revenue: 0.05%
Roanoke VA EDA Residential Care Facility Revenue Richfield Living	5.00	9-1-2050	500,000	325,555
Transportation revenue: 0.06%
Virginia Small Business Financing Authority Series 2022	4.00	1-1-2040	500,000	433,380
				758,935
Washington: 3.09%
Airport revenue: 1.13%
Port of Seattle WA AMT Intermediate Lien	4.00	4-1-2044	3,500,000	2,960,409
Port of Seattle WA AMT Intermediate Lien	5.00	4-1-2044	3,000,000	3,001,697
Port of Seattle WA AMT Intermediate Lien	5.00	8-1-2046	1,000,000	995,225
Port of Seattle WA Intermediate Lien Revenue and Refunding Bonds Series 2022B	5.00	8-1-2047	1,000,000	993,292
				7,950,623
GO revenue: 1.33%
King County WA Public Hospital District #1 Series 2016	5.00	12-1-2036	475,000	485,454
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2035	5,500,000	5,637,844
Washington Series 2022-C	5.00	2-1-2044	3,000,000	3,188,287
				9,311,585
Health revenue: 0.63%
Washington HCFR Authority Catholic Health Initiatives Series 2013B-2 (SIFMA Municipal Swap +1.40%) ±	3.86	1-1-2035	2,000,000	2,010,059
Washington HCFR Catholic Health Initiatives Series A	5.00	1-1-2029	1,300,000	1,358,485
Washington Health Care Facilities Authority Revenue Seattle Cancer Care Alliance Series A	5.00	9-1-2036	365,000	373,709
Washington Health Care Facilities Authority Revenue Seattle Cancer Care Alliance Series A	5.00	9-1-2037	670,000	682,662
				4,424,915
				21,687,123
See accompanying notes to portfolio of investments

20  |  Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Wisconsin: 6.03%
Airport revenue: 0.37%
Wisconsin PFA Airport Facilities Series C	5.00%	7-1-2042	$ 2,585,000	$ 2,590,905
Education revenue: 2.15%
Wisconsin PFA Carolina International School Series A 144A	7.20	8-1-2048	1,000,000	1,015,439
Wisconsin PFA Educational Revenue Series 2021A 144A	4.00	7-1-2041	3,895,000	2,844,958
Wisconsin PFA Hotel/Conference Center Series 2021A 144A	4.00	9-1-2041	2,000,000	1,546,569
Wisconsin PFA Lease Development University of Kansas Campus Development Project	5.00	3-1-2046	4,500,000	4,587,151
Wisconsin PFA Pine Lake Preparatory 144A	4.95	3-1-2030	1,370,000	1,361,762
Wisconsin PFA Research Triangle High School Project Series 2015-A 144A	5.63	7-1-2045	1,790,000	1,790,949
Wisconsin PFA Research Triangle High School Project Series A 144A	4.38	7-1-2025	235,000	232,033
Wisconsin PFA Research Triangle High School Project Series A 144A	5.38	7-1-2035	1,730,000	1,727,476
				15,106,337
Health revenue: 1.89%
Wisconsin HEFA Revenue Marshfield Clinic Health System (AGM Insured)	4.00	2-15-2034	700,000	654,932
Wisconsin HEFA Revenue Marshfield Clinic Health System (AGM Insured)	4.00	2-15-2035	500,000	463,563
Wisconsin HEFA Revenue Marshfield Clinic Health System (AGM Insured)	4.00	2-15-2036	600,000	551,719
Wisconsin HEFA Revenue Marshfield Clinic Health System (AGM Insured)	4.00	2-15-2037	550,000	500,803
Wisconsin HEFA Revenue Rogers Memorial Hospital Incorporated Series B	5.00	7-1-2038	750,000	750,028
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series A	5.00	7-1-2044	1,050,000	1,033,561
Wisconsin HEFA Series 2021B	4.00	9-15-2036	525,000	460,188
Wisconsin HEFA Series 2021B	4.00	9-15-2041	510,000	428,084
Wisconsin PFA Series A	4.00	10-1-2049	10,000,000	8,423,724
				13,266,602
Industrial development revenue: 0.19%
Wisconsin PFA Series 2022A 144A	5.50	2-1-2042	1,500,000	1,330,193
Miscellaneous revenue: 0.34%
Wisconsin PFA Capital Improvements Series 2018	5.00	7-1-2041	2,280,000	2,349,212
Tax revenue: 1.09%
Mount Pleasant WI Series A	5.00	4-1-2043	5,000,000	5,139,470
Mount Pleasant WI Series A (BAM Insured)	5.00	4-1-2048	330,000	340,223
Mount Pleasant WI Series A	5.00	4-1-2048	2,090,000	2,144,479
				7,624,172
				42,267,421
Total Municipal obligations (Cost $734,472,853)				676,715,215

See accompanying notes to portfolio of investments

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Portfolio of investments—September 30, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.00%
Investment companies: 2.00%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞##		2.10%	14,018,118	$ 14,026,529
Total Short-term investments (Cost $14,025,906)				14,026,529
Total investments in securities (Cost $753,498,759)	99.22%			695,741,744
Other assets and liabilities, net	0.78			5,484,969
Total net assets	100.00%			$701,226,713

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
See accompanying notes to portfolio of investments

22  |  Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—September 30, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$11,666,359	$214,901,639	$(212,543,364)	$3,623	$(1,728)	$14,026,529	14,018,118	$69,144
See accompanying notes to portfolio of investments

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Notes to portfolio of investments—September 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$0	$5,000,000	$0	$5,000,000
Municipal obligations	0	676,715,215	0	676,715,215
Short-term investments
Investment companies	14,026,529	0	0	14,026,529
Total assets	$14,026,529	$681,715,215	$0	$695,741,744
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.

24  |  Allspring Managed Account CoreBuilder Shares - Series M

Notes to portfolio of investments—September 30, 2022 (unaudited)

For the nine months ended September 30, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Managed Account CoreBuilder Shares - Series M  |  25